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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2006. These five series have a March 31 fiscal year end.

Date of reporting period: September 30, 2006

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Bond Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board’s (“Fed”) persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

In both the taxable and tax-exempt markets, fixed income securities generally produced flat results for the first half of the fiscal period before generating strong performance in the last half of the period. As the Fed

1

LETTER TO SHAREHOLDERS continued

let the influential fed funds rate remain level at 5.25% at the board’s meetings in both August and September, investors took encouragement from evidence that inflationary pressures were receding.

In managing Evergreen’s state municipal bond funds, portfolio management teams emphasized total return and yield. They took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt that met their credit standards.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to tax-advantaged municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	-0.89%	-1.35%	2.65%	N/A

6-month return w/o sales charge	4.02%	3.65%	3.65%	4.17%

Average annual return*

1-year with sales charge	-0.54%	-1.28%	2.72%	N/A

1-year w/o sales charge	4.46%	3.72%	3.72%	4.76%

5-year	3.61%	3.72%	4.06%	4.88%

Since portfolio inception	4.88%	5.11%	5.11%	5.54%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,040.25	$ 4.76
Class B	$ 1,000.00	$ 1,036.52	$ 8.58
Class C	$ 1,000.00	$ 1,036.52	$ 8.58
Class I	$ 1,000.00	$ 1,041.70	$ 3.48
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.41	$ 4.71
Class B	$ 1,000.00	$ 1,016.65	$ 8.49
Class C	$ 1,000.00	$ 1,016.65	$ 8.49
Class I	$ 1,000.00	$ 1,021.66	$ 3.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,				Year Ended
	September 30, 2006					December 31,
CLASS A	(unaudited)	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.17	0.35	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on investments	0.26	(0.03)[3]	(0.20)	0.29	(0.03)	0.13

Total from investment operations	0.43	0.32	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	0	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.17)	(0.44)	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$11.16	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	4.02%	2.99%	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,172	$4,633	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93%[5]	0.94%	0.98%	1.03%	0.93%[5]	0.68%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.98%[5]	0.98%	0.99%	1.03%	1.14%[5]	0.82%[5]
Net investment income (loss)	3.19%[5]	3.14%	2.92%	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	21%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,				Year Ended
	September 30, 2006					December 31,
CLASS B	(unaudited)	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.13	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.26	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.39	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.13)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.16	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	3.65%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,159	$1,137	$1,141	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.68%[5]	1.69%	1.69%	1.74%	1.68%[5]	1.55%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.68%[5]	1.69%	1.69%	1.74%	1.89%[5]	1.69%[5]
Net investment income (loss)	2.45%[5]	2.38%	2.22%	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	21%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,				Year Ended
	September 30, 2006					December 31,
CLASS C	(unaudited)	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.13	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	0.26	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.39	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.13)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.16	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	3.65%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,357	$4,445	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.68%[5]	1.69%	1.69%	1.74%	1.69%[5]	1.54%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.68%[5]	1.69%	1.69%	1.74%	1.90%[5]	1.68%[5]
Net investment income (loss)	2.45%[5]	2.39%	2.21%	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	21%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,				Year Ended
	September 30, 2006					December 31,
CLASS I	(unaudited)	2006	2005	2004	2003[1]	2002[2]	2001[2]

Net asset value, beginning of period	$ 10.90	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60	$ 10.61

Income from investment operations
Net investment income (loss)	0.19	0.38	0.36	0.32	0.07	0.37	0.37
Net realized and unrealized gains or losses on
investments	0.26	(0.02)[3]	(0.20)	0.29	(0.03)	0.64	0.24

Total from investment operations	0.45	0.36	0.16	0.61	0.04	1.01	0.61

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.36)	(0.32)	(0.07)	(0.37)	(0.37)
Net realized gains	0	(0.10)	(0.11)	(0.10)	0	(0.07)	(0.25)

Total distributions to shareholders	(0.19)	(0.48)	(0.47)	(0.42)	(0.07)	(0.44)	(0.62)

Net asset value, end of period	$ 11.16	$ 10.90	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60

Total return	4.17%	3.30%	1.39%	5.57%	0.40%	9.70%	5.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,456	$39,989	$41,798	$42,162	$38,627	$35,755	$19,785
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%[4]	0.69%	0.69%	0.74%	0.70%[4]	0.51%	0.50%
Expenses excluding waivers/reimbursements
and expense reductions	0.68%[4]	0.69%	0.69%	0.74%	0.91%[4]	0.65%	0.83%
Net investment income (loss)	3.45%[4]	3.39%	3.20%	2.84%	2.69%[4]	3.39%	3.40%
Portfolio turnover rate	21%	21%	68%	134%	31%	126%	203%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.0%
EDUCATION 7.1%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016,
(Insd. by AMBAC)	$ 1,000,000	$1,124,800
University of California RB:
Ser. C, 5.00%, 11/01/2017, (Insd. by MBIA)	1,215,000	1,328,275
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	374,010
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	764,519

		3,591,604

GENERAL OBLIGATION - LOCAL 51.0%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by
FSA)	750,000	779,917
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	383,134
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	276,707
Clovis, CA Unified Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021,
(Insd. by MBIA)	225,000	243,902
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by
FGIC)	500,000	541,695
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,071,570
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
05/01/2019	170,000	183,879
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	270,155
Fremont, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.50%,
08/01/2020, (Insd. by FSA)	400,000	415,956
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	269,733
Kern, CA High Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%, 08/01/2021	1,605,000	1,739,836
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	350,000	362,947
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	700,000	755,825
5.00%, 08/01/2018, (Insd. by FSA)	800,000	858,792
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	1,400,000	1,510,432
Ser. A 5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,607,750
Los Angeles, CA Unified Sch. Dist. GO, Election of 2005 Proj., Ser. C, 5.00%,
07/01/2020, (Insd. by AMBAC)	200,000	217,360
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%,
09/01/2020, (Insd. by FSA)	350,000	352,202
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 08/01/2020	1,300,000	1,413,633
5.00%, 08/01/2021	800,000	867,208
Perris, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	933,582
Riverside, CA Cmnty. College Dist. GO, 5.00%, 08/01/2021	750,000	807,652
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%,
08/01/2021	200,000	202,562

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%, 07/01/2018,
(Insd. by MBIA)	$ 1,000,000	$1,086,670
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%,
07/01/2017, (Insd. by FSA)	1,500,000	1,651,365
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,615,710
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	749,438
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	552,780
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	485,986
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	783,648
Southwestern Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2018	400,000	440,640
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by
MBIA)	700,000	751,100
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	319,312
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
08/01/2019, (Insd. by FGIC)	1,000,000	1,083,390

		25,586,468

GENERAL OBLIGATION - STATE 4.7%
California Econ. Recovery GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	175,000	193,755
California GO:
5.00%, 03/01/2017	600,000	646,392
5.25%, 02/01/2020	1,400,000	1,508,066

		2,348,213

MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	175,000	186,888

PORT AUTHORITY 8.0%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	427,564
Long Beach, CA Harbor RRB:
Ser. A:
5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,116,307
6.00%, 05/15/2011, (Insd. by FGIC)	450,000	492,925
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	615,000	662,177
Los Angeles, CA Harbor Dept. RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	299,992

		3,998,965

SALES TAX 0.5%
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	250,000	268,175

TRANSPORTATION 6.7%
Bay Area Toll Auth., California Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by
AMBAC)	1,250,000	1,352,150
Bay Area Toll Auth., California Toll & Bridge RRB, 5.00%, 04/01/2019	1,000,000	1,088,990

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
California Infrastructure & EDRB, Bay Area Toll Bridge Proj., Ser. A, 5.25%,
07/01/2018, (Insd. by FSA)	$835,000	$919,026

		3,360,166

UTILITY 2.6%
Los Angeles, CA Water & Power RRB, Ser. A-2, 5.00%, 07/01/2016	700,000	755,216
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	500,000	531,295

		1,286,511

WATER & SEWER 15.0%
California Dept. of Water Resources RRB, Water Sys. Proj., Ser. Y, 5.25%,
12/01/2018, (Insd. by FGIC)	1,000,000	1,089,000
Contra Costa, CA Water Dist. RRB, Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	399,997
East Bay, CA Muni. Util. Water Sys. RRB:
4.75%, 06/01/2020	1,300,000	1,361,971
5.00%, 06/01/2018, (Insd. by FSA)	345,000	369,809
Eastern California Water & Sewer COP, Ser. A:
5.00%, 07/01/2017, (Insd. by MBIA)	150,000	164,486
5.00%, 07/01/2021, (Insd. by MBIA)	300,000	324,270
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017,
(Insd. by FSA)	1,400,000	1,506,932
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,094,440
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%,
03/01/2019	200,000	203,170
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	270,222
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017, (Insd. by
FGIC)	700,000	750,498

		7,534,795

Total Municipal Obligations (cost $46,885,507)		48,161,785

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen California Municipal Money Market Fund ø (cost $1,452,714)	1,452,714	1,452,714

Total Investments (cost $48,338,221) 98.9%		49,614,499
Other Assets and Liabilities 1.1%		529,807

Net Assets 100.0%		$50,144,306

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2006:

California	97.1%
Non-state specific	2.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2006:

AAA	89.5%
AA	6.2%
A	4.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2006:

Less than 1 year	2.9%
3 to 5 years	1.0%
5 to 10 years	15.1%
10 to 20 years	81.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $46,885,507)	$48,161,785
Investments in affiliated money market fund, at value (cost $1,452,714)	1,452,714

Total investments	49,614,499
Receivable for Fund shares sold	87,641
Interest receivable	535,935
Prepaid expenses and other assets	12,262

Total assets	50,250,337

Liabilities
Dividends payable	91,877
Payable for Fund shares redeemed	41
Advisory fee payable	1,439
Distribution Plan expenses payable	360
Due to other related parties	2,089
Accrued expenses and other liabilities	10,225

Total liabilities	106,031

Net assets	$50,144,306

Net assets represented by
Paid-in capital	$48,634,272
Overdistributed net investment income	(548)
Accumulated net realized gains on investments	234,304
Net unrealized gains on investments	1,276,278

Total net assets	$50,144,306

Net assets consists of
Class A	$5,172,287
Class B	1,158,862
Class C	4,356,849
Class I	39,456,308

Total net assets	$50,144,306

Shares outstanding (unlimited number of shares authorized)
Class A	463,389
Class B	103,823
Class C	390,345
Class I	3,534,991

Net asset value per share
Class A	$11.16
Class A — Offering price (based on sales charge of 4.75%)	$11.72
Class B	$11.16
Class C	$11.16
Class I	$11.16

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest	$1,008,649
Income from affiliate	30,667

Total investment income	1,039,316

Expenses
Advisory fee	88,240
Distribution Plan expenses
Class A	7,162
Class B	5,517
Class C	21,716
Administrative services fee	25,102
Transfer agent fees	3,422
Trustees’ fees and expenses	2,150
Printing and postage expenses	9,534
Custodian and accounting fees	8,600
Registration and filing fees	22,833
Professional fees	10,122
Other	1,000

Total expenses	205,398
Less: Expense reductions	(438)
Expense reimbursements	(1,194)

Net expenses	203,766

Net investment income	835,550

Net realized and unrealized gains or losses on investments
Net realized gains on investments	132,431
Net change in unrealized gains or losses on investments	1,050,942

Net realized and unrealized gains or losses on investments	1,183,373

Net increase in net assets resulting from operations	$2,018,923

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income		$835,550		$1,709,280
Net realized gains on investments		132,431		516,373
Net change in unrealized gains or losses
on investments		1,050,942		(509,485)

Net increase in net assets resulting from
operations		2,018,923		1,716,168

Distributions to shareholders from
Net investment income
Class A		(75,882)		(242,261)
Class B		(13,592)		(28,431)
Class C		(53,458)		(104,116)
Class I		(695,310)		(1,332,429)
Net realized gains
Class A		0		(82,835)
Class B		0		(10,508)
Class C		0		(41,362)
Class I		0		(359,605)

Total distributions to shareholders		(838,242)		(2,201,547)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	139,161	1,521,829	203,345	2,262,723
Class B	16,001	174,601	34,082	377,919
Class C	29,956	328,525	123,999	1,378,597
Class I	176,380	1,924,580	603,510	6,673,368

		3,949,535		10,692,607

Net asset value of shares issued in
reinvestment of distributions
Class A	3,593	39,377	8,490	93,442
Class B	660	7,228	1,982	21,856
Class C	1,697	18,582	5,413	59,678
Class I	21,792	238,497	62,057	685,851

		303,684		860,827

Automatic conversion of Class B shares
to Class A shares
Class A	387	4,280	98	1,082
Class B	(387)	(4,280)	(98)	(1,082)

		0		0

Payment for shares redeemed
Class A	(104,575)	(1,137,743)	(550,431)	(6,082,621)
Class B	(16,707)	(182,768)	(35,270)	(390,727)
Class C	(48,929)	(537,714)	(89,238)	(987,333)
Class I	(330,338)	(3,635,455)	(791,908)	(8,802,338)

		(5,493,680)		(16,263,019)

Net decrease in net assets resulting from
capital share transactions		(1,240,461)		(4,709,585)

Total decrease in net assets		(59,780)		(5,194,964)
Net assets
Beginning of period		50,204,086		55,399,050

End of period		$50,144,306		$50,204,086

Undistributed (overdistributed) net
investment income		$(548)		$2,144

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,194.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $804 from the sale of Class A shares and $5,251 and $1,141 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,403,799 and $11,176,498, respectively, for the six months ended September 30, 2006.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $48,338,221. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,276,278 and $0, respectively, with a net unrealized appreciation of $1,276,278.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended September 30, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen California Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions

24

ADDITIONAL INFORMATION (unaudited) continued

with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

26

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund had experienced relative underperformance over the one-year period ending May 31, 2006, but that the Fund’s relative long-term performance was favorable. EIMC reported to the Trustees that it remained confident in the Fund’s portfolio management team and approach going forward. The Trustees took into account that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

568010 rv3  11/2006

Evergreen Connecticut Municipal Bond Fund

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Connecticut Municipal Bond Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board’s (“Fed”) persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

In both the taxable and tax-exempt markets, fixed income securities generally produced flat results for the first half of the fiscal period before generating strong performance in the last half of the period. As the Fed

1

LETTER TO SHAREHOLDERS continued

let the influential fed funds rate remain level at 5.25% at the board’s meetings in both August and September, investors took encouragement from evidence that inflationary pressures were receding.

In managing Evergreen’s state municipal bond funds, portfolio management teams emphasized total return and yield. They took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt that met their credit standards.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to tax-advantaged municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

6-month return with sales charge	-1.92%	-2.46%	1.54%	N/A

6-month return w/o sales charge	2.91%	2.54%	2.54%	3.06%

Average annual return*

1-year with sales charge	-1.54%	-2.31%	1.67%	N/A

1-year w/o sales charge	3.40%	2.67%	2.67%	3.70%

5-year	2.88%	2.79%	3.25%	4.18%

10-year	4.07%	3.91%	4.35%	4.82%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,029.13	$ 4.93
Class B	$ 1,000.00	$ 1,025.43	$ 8.73
Class C	$ 1,000.00	$ 1,025.43	$ 8.73
Class I	$ 1,000.00	$ 1,030.57	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.21	$ 4.91
Class B	$ 1,000.00	$ 1,016.44	$ 8.69
Class C	$ 1,000.00	$ 1,016.44	$ 8.69
Class I	$ 1,000.00	$ 1,021.46	$ 3.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.12	0.24	0.25	0.24	0.26	0.27
Net realized and unrealized gains or losses on investments	0.06	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.18	0.15	0.06	0.28	0.55	0.20

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.24)	(0.26)	(0.27)

Net asset value, end of period	$ 6.35	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return[1]	2.91%	2.39%	0.90%	4.39%	8.98%	3.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,636	$8,607	$7,266	$6,327	$4,342	$2,907
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%[2]	0.96%	0.98%	1.10%	0.96%	0.87%
Expenses excluding waivers/reimbursements
and expense reductions	1.01%[2]	1.00%	0.99%	1.10%	1.03%	0.96%
Net investment income (loss)	3.83%[2]	3.82%	3.84%	3.67%	4.03%	4.31%
Portfolio turnover rate	39%	24%	19%	10%	9%	18%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.10	0.20	0.20	0.19	0.21	0.22
Net realized and unrealized gains or losses on investments	0.06	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.16	0.11	0.01	0.23	0.50	0.15

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.19)	(0.21)	(0.22)

Net asset value, end of period	$ 6.35	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return[1]	2.54%	1.68%	0.20%	3.66%	8.17%	2.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,307	$3,712	$4,418	$5,148	$4,480	$2,955
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[2]	1.70%	1.69%	1.80%	1.71%	1.61%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[2]	1.70%	1.69%	1.80%	1.78%	1.70%
Net investment income (loss)	3.08%[2]	3.08%	3.13%	2.96%	3.26%	3.52%
Portfolio turnover rate	39%	24%	19%	10%	9%	18%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$6.24

Income from investment operations
Net investment income (loss)	0.10	0.20	0.20	0.19	0.21	0
Net realized and unrealized gains or losses on investments	0.06	(0.09)	(0.19)	0.04	0.29	0

Total from investment operations	0.16	0.11	0.01	0.23	0.50	0

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.19)	(0.21)	0[2]

Net asset value, end of period	$ 6.35	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$6.24

Total return[3]	2.54%	1.68%	0.20%	3.66%	8.17%	0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,835	$1,777	$1,685	$1,966	$2,345	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[4]	1.70%	1.69%	1.80%	1.76%	1.61%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[4]	1.70%	1.69%	1.80%	1.83%	1.61%[4]
Net investment income (loss)	3.08%[4]	3.08%	3.13%	2.97%	3.13%	3.52%[4]
Portfolio turnover rate	39%	24%	19%	10%	9%	18%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,
	2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.13	0.26	0.27	0.26	0.28	0.29
Net realized and unrealized gains or losses on investments	0.06	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.19	0.17	0.08	0.30	0.57	0.22

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.27)	(0.26)	(0.28)	(0.29)

Net asset value, end of period	$ 6.35	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return	3.06%	2.70%	1.21%	4.70%	9.25%	3.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$59,091	$61,671	$61,887	$68,275	$63,580	$57,954
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[2]	0.70%	0.69%	0.80%	0.71%	0.61%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[2]	0.70%	0.69%	0.80%	0.78%	0.70%
Net investment income (loss)	4.08%[2]	4.07%	4.12%	3.97%	4.28%	4.54%
Portfolio turnover rate	39%	24%	19%	10%	9%	18%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
COMMUNITY DEVELOPMENT DISTRICT 3.0%
Connecticut Dev. Auth. RB:
Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	$ 750,000	$ 799,313
Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	203,266
5.70%, 12/01/2008	100,000	103,079
6.375%, 12/01/2018	1,000,000	1,087,360

		2,193,018

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A,
6.375%, 07/01/2016	960,000	1,050,144

EDUCATION 5.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,065,230
Ser. G, 5.25%, 07/01/2026	1,000,000	1,077,460
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,626,785

		3,769,475

ELECTRIC REVENUE 6.6%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,045,790
Puerto Rico Elec. Power Auth., RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,626,870
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,147,920

		4,820,580

GENERAL OBLIGATION - LOCAL 11.5%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,098,330
Ser. B, 5.00%, 12/01/2018	1,500,000	1,638,825
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	701,171
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,405,508
Milford, CT GO, 5.20%, 01/15/2013	500,000	543,470
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,403
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,066,003
Plainville, CT GO, 5.00%, 12/01/2017	500,000	534,410
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	686,628
6.00%, 02/01/2013	680,000	723,887

		8,403,635

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 9.2%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	$ 2,000,000	$ 2,371,460
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,162,340
Ser. E, 5.125%, 11/15/2015	1,000,000	1,065,960
Ser. F, 5.25%, 10/15/2021	1,000,000	1,089,510

		6,689,270

HOSPITAL 15.0%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,066,060
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	250,412
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,084,410
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,021,060
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	2,010,000	2,138,781
5.00%, 07/01/2035	1,000,000	1,051,310
Yale New Haven Hosp. Proj., Ser. J-1:
5.00%, 07/01/2022	1,000,000	1,073,370
5.00%, 07/01/2025	545,000	581,820
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	1,000,000	1,054,220
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,078,110
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2025	500,000	555,605

		10,955,158

HOUSING 9.6%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	334,618
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	575,344
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,031,480
Ser. F-1, 5.05%, 11/15/2021	995,000	1,021,825
Ser. G, 6.00%, 11/15/2027	425,000	434,057
Ser. G-2, 4.55%, 11/15/2018	500,000	502,045
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,120,240

		7,019,609

INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,004,800
Franklin, WI Solid Waste Mgmt. RB, Ser. A, 4.95%, 11/01/2016	1,000,000	1,029,340
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	500,000	528,845

		2,562,985

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.1%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	$ 1,320,000	$ 1,433,454
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	500,000	520,140
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	264,900

		2,218,494

PRE-REFUNDED 4.5%
Connecticut GO, Ser. D, 5.125%, 11/15/2017	2,000,000	2,140,600
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,000,000	1,125,510

		3,266,110

SPECIAL TAX 11.1%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RB:
RITES-PA-1399R-A, 10.32%, 07/01/2028 +	250,000	440,520
Ser. B, 5.00%, 07/01/2019	1,000,000	1,063,840
Ser. C, 5.50%, 07/01/2023	1,000,000	1,171,070
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	530,000	566,141
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	535,835
Ser. B, 6.50%, 10/01/2010	3,905,000	4,327,755

		8,105,161

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	415,000	416,560

TRANSPORTATION 8.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. J, 5.00%, 07/01/2019	2,000,000	2,145,200
Ser. L, 5.25%, 07/01/2023	1,305,000	1,488,940
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,192,280

		5,826,420

UTILITY 1.5%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,068,120

WATER & SEWER 3.0%
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,064,590
5.25%, 08/01/2014	1,000,000	1,085,600

		2,150,190

Total Municipal Obligations (cost $67,744,921)		70,514,929

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,554,261)	1,554,261	$ 1,554,261

Total Investments (cost $69,299,182) 98.9%		72,069,190
Other Assets and Liabilities 1.1%		800,363

Net Assets 100.0%		$ 72,869,553

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at
September 30, 2006.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2006:
Connecticut	72.1%
Puerto Rico	19.2%
South Carolina	3.1%
Florida	1.5%
Wisconsin	1.5%
Delaware	0.8%
Minnesota	0.7%
North Carolina	0.7%
Virgin Islands	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2006:
AAA	60.4%
AA	20.0%
A	5.7%
BBB	13.2%
NR	0.7%

100.0%

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows the percent of total investments based on effective maturity as of September 30, 2006:
Less than 1 year	2.1%
1 to 3 year(s)	3.3%
3 to 5 years	11.5%
5 to 10 years	21.8%
10 to 20 years	55.7%
Greater than 30 years	5.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $67,744,921)	$ 70,514,929
Investments in affiliated money market fund, at value (cost $1,554,261)	1,554,261

Total investments	72,069,190
Receivable for Fund shares sold	1,403
Interest receivable	1,028,804
Prepaid expenses and other assets	15,521

Total assets	73,114,918

Liabilities
Dividends payable	220,363
Advisory fee payable	2,515
Distribution Plan expenses payable	264
Due to other related parties	1,620
Accrued expenses and other liabilities	20,603

Total liabilities	245,365

Net assets	$ 72,869,553

Net assets represented by
Paid-in capital	$ 71,768,632
Overdistributed net investment income	(58,119)
Accumulated net realized losses on investments	(1,610,968)
Net unrealized gains on investments	2,770,008

Total net assets	$ 72,869,553

Net assets consists of
Class A	$ 8,636,436
Class B	3,306,989
Class C	1,835,278
Class I	59,090,850

Total net assets	$ 72,869,553

Shares outstanding (unlimited number of shares authorized)
Class A	1,359,216
Class B	520,494
Class C	288,861
Class I	9,300,568

Net asset value per share
Class A	$ 6.35
Class A — Offering price (based on sales charge of 4.75%)	$ 6.67
Class B	$ 6.35
Class C	$ 6.35
Class I	$ 6.35

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest	$ 1,755,166
Income from affiliate	16,227

Total investment income	1,771,393

Expenses
Advisory fee	155,639
Distribution Plan expenses
Class A	12,939
Class B	17,232
Class C	9,035
Administrative services fee	36,895
Transfer agent fees	4,790
Trustees’ fees and expenses	568
Printing and postage expenses	10,725
Custodian and accounting fees	12,352
Registration and filing fees	27,802
Professional fees	10,219
Other	2,527

Total expenses	300,723
Less: Expense reductions	(838)
Expense reimbursements	(2,156)

Net expenses	297,729

Net investment income	1,473,664

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	515,545
Interest rate swap transactions	5,286

Net realized gains on investments	520,831
Net change in unrealized gains or losses on investments	258,806

Net realized and unrealized gains or losses on investments	779,637

Net increase in net assets resulting from operations	$ 2,253,301

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income	$ 1,473,664		$ 3,046,915
Net realized gains on investments		520,831		56,682
Net change in unrealized gains or
losses on investments		258,806		(1,195,740)

Net increase in net assets resulting from
operations		2,253,301		1,907,857

Distributions to shareholders from
Net investment income
Class A		(165,749)		(294,485)
Class B		(53,795)		(126,578)
Class C		(28,195)		(59,619)
Class I		(1,240,825)		(2,572,801)

Total distributions to shareholders		(1,488,564)		(3,053,483)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	28,473	177,862	476,490	3,022,300
Class B	12,826	80,763	4,610	29,489
Class C	48,447	303,061	78,005	499,032
Class I	362,545	2,278,372	862,469	5,517,407

		2,840,058		9,068,228

Net asset value of shares issued in
reinvestment of distributions
Class A	13,148	82,581	26,661	170,031
Class B	5,557	34,897	12,889	82,233
Class C	2,976	18,696	6,540	41,721
Class I	1,465	9,206	2,256	14,362

		145,380		308,347

Automatic conversion of Class B shares
to Class A shares
Class A	21,434	134,373	30,681	195,288
Class B	(21,434)	(134,373)	(30,681)	(195,288)

		0		0

Payment for shares redeemed
Class A	(72,733)	(458,210)	(303,561)	(1,932,781)
Class B	(66,827)	(418,178)	(88,725)	(565,141)
Class C	(45,215)	(283,215)	(65,836)	(416,973)
Class I	(873,010)	(5,487,632)	(752,139)	(4,805,078)

		(6,647,235)		(7,719,973)

Net increase (decrease) in net assets
resulting from capital share
transactions		(3,661,797)		1,656,602

Total increase (decrease) in net assets		(2,897,060)		510,976
Net assets
Beginning of period		75,766,613		75,255,637

End of period	$ 72,869,553		$ 75,766,613

Overdistributed net investment income	$ (58,119)		$ (43,219)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,156.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $168 from the sale of Class A shares and $5,514 and $67 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $28,280,056 and $31,295,709, respectively, for the six months ended September 30, 2006.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $69,299,182. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,770,880 and $872, respectively, with a net unrealized appreciation of $2,770,008.

As of March 31, 2006, the Fund had $2,131,799 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$253,394	$1,831,312	$36,516	$10,577

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended September 30, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Connecticut Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

25

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

26

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

27

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies, and that the performance of the Fund’s shares had improved relative to the Fund’s peer group for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods. The Trustees took into account that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily

28

ADDITIONAL INFORMATION (unaudited) continued

provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

568011 rv3 11/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568011 rv3 11/2006

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Bond Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board's ("Fed") persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

In both the taxable and tax-exempt markets, fixed income securities generally produced flat results for the first half of the fiscal period before generating strong performance in the last half of the period. As the Fed

1

LETTER TO SHAREHOLDERS continued

let the influential fed funds rate remain level at 5.25% at the board's meetings in both August and September, investors took encouragement from evidence that inflationary pressures were receding.

In managing Evergreen's state municipal bond funds, portfolio management teams emphasized total return and yield. They took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt that met their credit standards.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to tax-advantaged municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

6-month return with sales charge	-1.92%	-2.40%	1.60%	N/A

6-month return w/o sales charge	2.97%	2.60%	2.60%	3.11%

Average annual return*

1-year with sales charge	-1.13%	-1.89%	2.10%	N/A

1-year w/o sales charge	3.83%	3.10%	3.10%	4.13%

5-year	2.90%	2.78%	3.22%	4.16%

10-year	4.21%	3.85%	4.37%	4.89%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,029.66	$ 4.43
Class B	$ 1,000.00	$ 1,025.96	$ 8.23
Class C	$ 1,000.00	$ 1,025.96	$ 8.23
Class I	$ 1,000.00	$ 1,031.10	$ 3.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.71	$ 4.41
Class B	$ 1,000.00	$ 1,016.95	$ 8.19
Class C	$ 1,000.00	$ 1,016.95	$ 8.19
Class I	$ 1,000.00	$ 1,021.96	$ 3.14

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.22	0.43	0.43	0.43	0.47	0.49
Net realized and unrealized gains or losses on investments	0.10	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.32	0.31	0.13	0.51	0.86	0.32

Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.43)	(0.43)	(0.47)	(0.49)

Net asset value, end of period	$ 10.94	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return [1]	2.97%	2.81%	1.15%	4.61%	8.04%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,961	$53,633	$52,069	$59,206	$55,422	$63,623
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87% [2]	0.87%	0.90%	0.92%	0.77%	0.67%
Expenses excluding waivers/reimbursements
and expense reductions	0.92% [2]	0.91%	0.91%	0.92%	0.85%	0.82%
Net investment income (loss)	4.03% [2]	3.93%	3.85%	3.79%	4.19%	4.47%
Portfolio turnover rate	33%	19%	27%	24%	30%	19%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.18	0.35	0.35	0.35	0.37	0.40
Net realized and unrealized gains or losses on investments	0.10	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.28	0.23	0.05	0.43	0.76	0.23

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.35)	(0.37)	(0.40)

Net asset value, end of period	$ 10.94	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return [1]	2.60%	2.10%	0.44%	3.87%	7.13%	2.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,686	$21,416	$25,335	$33,148	$35,651	$26,018
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62% [2]	1.61%	1.61%	1.62%	1.60%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.62% [2]	1.61%	1.61%	1.62%	1.60%	1.57%
Net investment income (loss)	3.28% [2]	3.18%	3.14%	3.08%	3.34%	3.60%
Portfolio turnover rate	33%	19%	27%	24%	30%	19%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.84	$10.96	$11.26	$ 11.18	$10.79	$10.80

Income from investment operations
Net investment income (loss)	0.18	0.35	0.35	0.35	0.37	0
Net realized and unrealized gains or losses on investments	0.10	(0.12)	(0.30)	0.08	0.39	(0.01)

Total from investment operations	0.28	0.23	0.05	0.43	0.76	(0.01)

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.35)	(0.35)	(0.37)	0 [2]

Net asset value, end of period	$10.94	$10.84	$10.96	$ 11.26	$11.18	$10.79

Total return [3]	2.60%	2.10%	0.44%	3.87%	7.13%	(0.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,595	$8,753	$9,718	$10,126	$8,007	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62% [4]	1.62%	1.61%	1.62%	1.58%	1.57% [4]
Expenses excluding waivers/reimbursements
and expense reductions	1.62% [4]	1.62%	1.61%	1.62%	1.58%	1.57% [4]
Net investment income (loss)	3.28% [4]	3.18%	3.14%	3.08%	3.22%	3.60% [4]
Portfolio turnover rate	33%	19%	27%	24%	30%	19%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS I [1]	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.23	0.46	0.46	0.46	0.48	0.51
Net realized and unrealized gains or losses on investments	0.10	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.33	0.34	0.16	0.54	0.87	0.34

Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.46)	(0.46)	(0.48)	(0.51)

Net asset value, end of period	$ 10.94	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return	3.11%	3.12%	1.45%	4.92%	8.20%	3.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$168,589	$176,788	$181,659	$181,649	$178,219	$172,284
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.62% [2]	0.61%	0.61%	0.63%	0.60%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.62% [2]	0.61%	0.61%	0.63%	0.60%	0.57%
Net investment income (loss)	4.28% [2]	4.18%	4.14%	4.08%	4.36%	4.61%
Portfolio turnover rate	33%	19%	27%	24%	30%	19%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
AIRPORT 2.9%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$ 5,000,000	$5,112,200
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,087,980

		7,200,180

CONTINUING CARE RETIREMENT COMMUNITY 4.5%
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,189,583
First Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	693,355
6.00%, 10/01/2022	4,140,000	4,216,218
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,073,020
The Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,028,800

		11,200,976

EDUCATION 6.0%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,421,587
5.25%, 01/15/2022	1,000,000	1,074,650
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	563,215
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,084,380
5.25%, 07/01/2020	1,000,000	1,084,380
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,191,877
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,420,700

		14,840,789

GENERAL OBLIGATION - LOCAL 7.8%
Essex Cnty., NJ Impt. Auth. GO:
5.80%, 11/01/2007	500,000	511,625
Ser. 2006:
5.25%, 12/15/2022	3,455,000	3,930,788
5.25%, 12/15/2023	3,635,000	4,147,281
5.25%, 12/15/2024	3,820,000	4,368,934
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	507,855
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	255,317
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	451,344
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	339,670
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,037,626
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	923,763
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019,
(Insd. by FGIC)	1,095,000	1,114,294
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	376,789
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,402,791
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	142,152

		19,510,229

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 5.2%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021, (Insd. by MBIA)	$ 1,000,000	$1,029,560
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,171,207
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	504,260
Ser. E, 6.00%, 07/15/2009	6,500,000	6,919,315
Ser. F, 5.50%, 08/01/2011	3,000,000	3,253,260

		12,877,602

HOSPITAL 15.4%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,273,350
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,618,875
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	535,530
Doctors' Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,060,000	2,062,678
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,479,904
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,287,760
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,989,513
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,061,960
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,105,000	1,108,812
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,130,700
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,972,112
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,616,146
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,021,400
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth.
Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,169,062

		38,327,802

HOUSING 5.8%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,056,380
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,312,300
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,092,310
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,032,340
5.70%, 05/01/2020, (Insd. by FSA)	225,000	236,072
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	356,732
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,875,000	1,953,731
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, 5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,519,751

		14,559,616

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 1.2%
Ohio Water Dev. Auth. Solid Waste Disposal RB, North Star BHP Steel Cargill,
6.30%, 09/01/2020	$ 3,000,000	$3,033,660

LEASE 4.8%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,070,260
5.25%, 08/15/2021	1,500,000	1,600,515
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	3,090,000	3,341,742
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,882,087
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,203,345
Ser. A, 5.70%, 07/01/2012	2,075,000	2,227,513
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	508,200

		11,833,662

MISCELLANEOUS REVENUE 5.0%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,942,894
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	267,690
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,483,737
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,359,925
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,500,036

		12,554,282

PORT AUTHORITY 16.6%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	806,048
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018	3,750,000	4,044,038
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,550,900
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,020,410
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,688,134
Port Auth. of New York & New Jersey RB:
140th Proj., 5.00%, 12/01/2034	6,000,000	6,329,580
RITES-Ser. 1038, FRN, 7.02%, 11/15/2013, (Insd. by FGIC) +	5,000,000	5,904,200
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,488,600
Ser. B, 6.00%, 07/15/2008	7,275,000	7,390,381
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,047,050

		41,269,341

PRE-REFUNDED 1.5%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,604
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	55,220
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,513,688

		3,623,512

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.2%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.75%, 03/01/2010, (Insd. by MBIA)	$ 4,085,000	$4,373,442
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,074,930

		5,448,372

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,102,150

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	465,000	467,097

TRANSPORTATION 13.5%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,597,896
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,390,780
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,089,850
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	307,419
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011,
(Insd. by AMBAC)	1,150,000	1,219,172
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	16,932,000
5.625%, 06/15/2013	1,200,000	1,327,908
5.625%, 06/15/2014	1,500,000	1,692,090
5.75%, 06/15/2015	1,300,000	1,487,460
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,100,382
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	3,300,000	3,512,700
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,206

		33,707,863

UTILITY 1.2%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,877,701

WATER & SEWER 3.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,136,030
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,028,940
New Jersey Wastewater Treatment RB:
Ser. A, 7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,726,631
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,037,920
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	370,773
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	532,890

		7,833,184

Total Municipal Obligations (cost $233,520,296)		244,268,018

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,694,024)	1,694,024	$1,694,024

Total Investments (cost $235,214,320) 98.8%		245,962,042
Other Assets and Liabilities 1.2%		2,869,055

Net Assets 100.0%		$248,831,097

+	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at
September 30, 2006.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RITES	Residual Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2006:

New Jersey	74.4%
New York	13.1%
Puerto Rico	3.5%
Pennsylvania	2.7%
Delaware	2.0%
Virgin Islands	1.3%
Ohio	1.2%
Maryland	1.1%
Non-state specific	0.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2006:

AAA	58.5%
AA	23.3%
A	8.1%
BBB	6.0%
NR	4.1%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows the percent of total investments based on effective maturity as of September 30, 2006:

Less than 1 year	4.5%
1 to 3 year(s)	9.5%
3 to 5 years	10.7%
5 to 10 years	24.4%
10 to 20 years	47.3%
20 to 30 years	3.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $233,520,296)	$244,268,018
Investments in affiliated money market fund, at value (cost $1,694,024)	1,694,024

Total investments	245,962,042
Receivable for Fund shares sold	195,810
Interest receivable	3,442,574
Prepaid expenses and other assets	23,560

Total assets	249,623,986

Liabilities
Dividends payable	683,192
Payable for Fund shares redeemed	59,909
Advisory fee payable	8,580
Distribution Plan expenses payable	1,302
Due to other related parties	6,488
Accrued expenses and other liabilities	33,418

Total liabilities	792,889

Net assets	$248,831,097

Net assets represented by
Paid-in capital	$245,376,714
Undistributed net investment income	38,399
Accumulated net realized losses on investments	(7,331,738)
Net unrealized gains on investments	10,747,722

Total net assets	$248,831,097

Net assets consists of
Class A	$52,961,489
Class B	19,685,514
Class C	7,594,667
Class I	168,589,427

Total net assets	$248,831,097

Shares outstanding (unlimited number of shares authorized)
Class A	4,841,835
Class B	1,799,714
Class C	694,328
Class I	15,412,981

Net asset value per share
Class A	$10.94
Class A - Offering price (based on sales charge of 4.75%)	$11.49
Class B	$10.94
Class C	$10.94
Class I	$10.94

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest	$6,017,039
Income from affiliate	124,737

Total investment income	6,141,776

Expenses
Advisory fee	527,119
Distribution Plan expenses
Class A	78,143
Class B	100,742
Class C	40,336
Administrative services fee	124,953
Transfer agent fees	24,022
Trustees' fees and expenses	3,333
Printing and postage expenses	12,706
Custodian and accounting fees	39,018
Registration and filing fees	25,208
Professional fees	12,513
Other	5,454

Total expenses	993,547
Less: Expense reductions	(2,474)
Expense reimbursements	(13,024)

Net expenses	978,049

Net investment income	5,163,727

Net realized and unrealized gains or losses on investments
Net realized gains on investments	698,841
Net change in unrealized gains or losses on investments	1,487,057

Net realized and unrealized gains or losses on investments	2,185,898

Net increase in net assets resulting from operations	$7,349,625

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income		$5,163,727		$10,698,364
Net realized gains on investments		698,841		555,915
Net change in unrealized gains or
losses on investments		1,487,057		(3,510,865)

Net increase in net assets resulting
from operations		7,349,625		7,743,414

Distributions to shareholders from
Net investment income
Class A		(1,044,825)		(2,068,930)
Class B		(331,402)		(753,750)
Class C		(132,881)		(308,119)
Class I		(3,658,815)		(7,542,853)

Total distributions to shareholders		(5,167,923)		(10,673,652)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	303,316	3,281,076	602,201	6,576,800
Class B	57,437	622,891	140,271	1,537,854
Class C	69,005	748,826	176,039	1,933,077
Class I	424,864	4,607,914	1,968,967	21,600,343

		9,260,707		31,648,074

Net asset value of shares issued in
reinvestment of distributions
Class A	64,131	695,160	119,235	1,306,577
Class B	21,114	228,823	47,941	525,608
Class C	6,242	67,655	14,502	158,989
Class I	8,007	86,787	16,644	182,496

		1,078,425		2,173,670

Automatic conversion of Class B shares
to Class A shares
Class A	84,522	913,973	166,905	1,827,190
Class B	(84,522)	(913,973)	(166,905)	(1,827,190)

		0		0

Payment for shares redeemed
Class A	(557,193)	(6,026,332)	(691,048)	(7,575,548)
Class B	(169,757)	(1,837,826)	(357,012)	(3,915,460)
Class C	(188,301)	(2,041,411)	(269,640)	(2,948,361)
Class I	(1,327,226)	(14,373,568)	(2,249,570)	(24,643,858)

		(24,279,137)		(39,083,227)

Net decrease in net assets resulting
from capital share transactions		(13,940,005)		(5,261,483)

Total decrease in net assets		(11,758,303)		(8,191,721)
Net assets
Beginning of period		260,589,400		268,781,121

End of period		$248,831,097		$260,589,400

Undistributed net investment income		$38,399		$42,595

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,024.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $3,455 from the sale of Class A shares and $19,964 and $576 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $49,032,623 and $43,967,131, respectively, for the six months ended September 30, 2006.

On September 30, 2006, the aggregate cost of securities for federal income purposes was $235,214,320. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,799,132 and $51,410, respectively, with a net unrealized appreciation of $10,747,722.

As of March 31, 2006, the Fund had $8,030,579 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$449,426	$5,635,479	$972,505	$183,574	$680,404	$109,191

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended September 30, 2006, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement. (References below to the "Fund" are to Evergreen New Jersey Municipal Bond Fund; references to the "funds" are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund's advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

26

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

27

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds' transfer agent had received Dalbar's Mutual Fund Service Award for services provided to shareholders and Dalbar's Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

28

ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund's total return consistent with the Fund's investment objective and policies, and that the performance of the Fund's Class A shares had improved relative to the Fund's peer group for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods. The Trustees took into account that EIMC expects the Fund's investment approach to deliver more competitive results against the Fund's Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such

29

ADDITIONAL INFORMATION (unaudited) continued

factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568012  rv3  11/2006

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Bond Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board’s (“Fed”) persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

In both the taxable and tax-exempt markets, fixed income securities generally produced flat results for the first half of the fiscal period before generating strong performance in the last half of the period. As the Fed

1

LETTER TO SHAREHOLDERS continued

let the influential fed funds rate remain level at 5.25% at the board’s meetings in both August and September, investors took encouragement from evidence that inflationary pressures were receding.

In managing Evergreen’s state municipal bond funds, portfolio management teams emphasized total return and yield. They took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt that met their credit standards.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to tax-advantaged municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

6-month return with sales charge	-1.30%	-1.73%	2.27%	N/A

6-month return w/o sales charge	3.64%	3.27%	3.27%	3.79%

Average annual return*

1-year with sales charge	-0.94%	-1.73%	2.25%	N/A

1-year w/o sales charge	3.97%	3.24%	3.24%	4.27%

5-year	3.61%	3.79%	4.12%	4.94%

10-year	4.98%	5.24%	5.24%	5.65%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of September 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,036.44	$4.44
Class B	$ 1,000.00	$ 1,032.72	$8.26
Class C	$ 1,000.00	$ 1,032.72	$8.26
Class I	$ 1,000.00	$ 1,037.89	$3.17
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.71	$ 4.41
Class B	$ 1,000.00	$ 1,016.95	$ 8.19
Class C	$ 1,000.00	$ 1,016.95	$ 8.19
Class I	$ 1,000.00	$ 1,021.96	$ 3.14

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended					Year Ended
	September 30,	Year Ended March 31,				December 31,
	2006
CLASS A	(unaudited)	2006	2005	2004	2003[1]	2002[2]	2001[2,3]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77	$11.31

Income from investment operations
Net investment income (loss)	0.18	0.36	0.35	0.31	0.08	0.36	0.06
Net realized and unrealized gains
or losses on investments	0.21	(0.01)[4]	(0.23)	0.27	(0.01)	0.67	(0.16)

Total from investment operations	0.39	0.35	0.12	0.58	0.07	1.03	(0.10)

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.34)	(0.32)	(0.08)	(0.36)	(0.06)
Net realized gains	0	(0.15)	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.18)	(0.51)	(0.41)	(0.55)	(0.08)	(0.58)	(0.44)

Net asset value, end of period	$11.00	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Total return[5]	3.64%	3.15%	1.06%	5.26%	0.60%	9.76%	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,058	$5,984	$5,158	$5,234	$2,736	$2,015	$ 50
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%[6]	0.87%	0.90%	0.91%	0.82%[6]	0.78%	0.75%[6]
Expenses excluding waivers/reimbursements
and expense reductions	0.92%[6]	0.91%	0.91%	0.91%	0.94%[6]	0.87%	0.86%[6]
Net investment income (loss)	3.33%[6]	3.27%	3.14%	2.80%	2.85%[6]	3.24%	2.82%[6]
Portfolio turnover rate	18%	23%	42%	150%	42%	286%	245%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Advisor shares.

3 For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.

4 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,				Year Ended
	2006					December 31,
CLASS B	(unaudited)	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	0.21	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.35	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.00	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	3.27%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,603	$4,733	$4,515	$4,154	$2,342	$ 972
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[5]	1.61%	1.61%	1.61%	1.58%[5]	1.53%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[5]	1.61%	1.61%	1.61%	1.70%[5]	1.62%[5]
Net investment income (loss)	2.57%[5]	2.53%	2.43%	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	18%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	September 30,	Year Ended March 31,				Year Ended
	2006					December 31,
CLASS C	(unaudited)	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	0.21	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.35	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.00	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	3.27%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,053	$6,691	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[5]	1.61%	1.61%	1.61%	1.57%[5]	1.52%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[5]	1.61%	1.61%	1.61%	1.69%[5]	1.61%[5]
Net investment income (loss)	2.58%[5]	2.52%	2.43%	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	18%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended					Year Ended
	September 30,	Year Ended March 31,				December 31,
	2006
CLASS I	(unaudited)	2006	2005	2004	2003[1]	2002[2]	2001[2]

Net asset value, beginning of period	$ 10.79	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90

Income from investment operations
Net investment income (loss)	0.19	0.39	0.38	0.35	0.08	0.38	0.38
Net realized and unrealized gains
or losses on investments	0.21	(0.01)[3]	(0.23)	0.26	(0.01)	0.67	0.25

Total from investment operations	0.40	0.38	0.15	0.61	0.07	1.05	0.63

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.37)	(0.35)	(0.08)	(0.38)	(0.38)
Net realized gains	0	(0.15)	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.19)	(0.54)	(0.44)	(0.58)	(0.08)	(0.60)	(0.76)

Net asset value, end of period	$ 11.00	$ 10.79	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77

Total return	3.79%	3.46%	1.36%	5.57%	0.66%	10.04%	5.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,841	$68,474	$81,386	$94,588	$102,678	$101,193	$101,878
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.62%[4]	0.61%	0.60%	0.61%	0.58%[4]	0.51%	0.50%
Expenses excluding waivers/reimbursements
and expense reductions	0.62%[4]	0.61%	0.60%	0.61%	0.70%[4]	0.60%	0.61%
Net investment income (loss)	3.57%[4]	3.52%	3.38%	3.09%	3.11%[4]	3.48%	3.43%
Portfolio turnover rate	18%	23%	42%	150%	42%	286%	245%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Select shares.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
GENERAL OBLIGATION - LOCAL 26.8%
Bethlehem, NY Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	$ 180,000	$ 181,638
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,067,586
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014, (Insd. by FSA)	1,000,000	1,096,230
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	468,571
Lake Placid, NY Sch. Dist. GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	942,200
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	988,855
Liverpool, NY Sch. Dist. GO, 5.125%, 07/15/2016, (Insd. by FSA)	1,165,000	1,257,746
Middle Country, New York Sch. Dist. GO, Ser. A, 4.25%, 08/15/2021,
(Insd. by MBIA)	500,000	509,245
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	599,449
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	683,290
Ser. G:
5.00%, 12/01/2019	250,000	265,833
5.00%, 08/01/2020	2,000,000	2,136,780
5.00%, 12/01/2021	1,000,000	1,059,060
Ser. H, 5.00%, 08/01/2020	300,000	317,721
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,330,225
5.00%, 07/15/2017	1,460,000	1,568,040
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,626,990
5.00%, 07/15/2020	500,000	541,360
5.00%, 07/15/2021	250,000	269,715
Oyster Bay, NY Pub. Impt. GO:
4.25%, 08/15/2017, (Insd. by CIFG Svcs., Inc.)	650,000	675,025
4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	511,120
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	521,515
4.375%, 01/15/2020	520,000	539,900
4.375%, 01/15/2021	545,000	563,274
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,336,520

		25,057,888

GENERAL OBLIGATION - STATE 1.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	520,630
4.50%, 03/15/2020	530,000	549,626

		1,070,256

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 12.7%
Battery Park, NY RRB, Ser. A:
5.25%, 11/01/2017	$ 300,000	$ 326,994
5.25%, 11/01/2020	1,500,000	1,638,870
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	519,515
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	1,032,106
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,764,067
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,857,859
New York Dorm. Auth. RRB, Univ. Dorm. Facs., Ser. A, 5.00%, 07/01/2017, (Insd.
by FGIC)	1,205,000	1,291,121
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,943,962
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,095,190
New York Mtge. Agcy. SFHRB, Ser. 102, 4.70%, 10/01/2016	350,000	361,158

		11,830,842

INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,250,306
5.50%, 09/01/2013	1,100,000	1,199,341
5.50%, 09/01/2015	620,000	678,844

		3,128,491

POWER 4.0%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. A, 5.00%, 12/01/2019, (Insd. by
FGIC)	1,500,000	1,624,380
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,067,260
5.25%, 11/15/2016	1,000,000	1,084,820

		3,776,460

SALES TAX 19.6%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,610,730
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,531,761
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017	1,000,000	1,074,920
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%,
01/01/2018	1,000,000	1,061,730
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	564,640
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017, (Insd.
by MBIA)	2,000,000	2,166,700
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd.
by MBIA)	3,970,000	4,268,981
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	3,625,000	3,877,880
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,157,400

		18,314,742

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 17.9%
Metropolitan Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	$ 500,000	$ 536,540
Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	925,000	1,009,832
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,652,855
Ser. C, 5.00%, 11/15/2015	1,000,000	1,086,400
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,620,845
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,068,750
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	533,785
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2021	1,500,000	1,619,940
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,234,268
Port Auth. of New York & New Jersey RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by
FSA)	1,000,000	1,068,620
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	267,230

		16,699,065

WATER & SEWER 11.3%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	1,400,000	1,505,490
Ser. A, 5.00%, 06/15/2019	3,000,000	3,265,740
Ser. B, 5.00%, 11/15/2017	1,250,000	1,347,700
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,468,429

		10,587,359

Total Investments (cost $87,868,149) 96.7%		90,465,103
Other Assets and Liabilities 3.3%		3,090,353

Net Assets 100.0%		$ 93,555,456

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2006:
New York	100%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2006:
AAA	69.5%
AA	25.4%
A	5.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2006:
Less than 1 year	1.9%
5 to 10 years	15.7%
10 to 20 years	82.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $87,868,149)	$ 90,465,103
Receivable for securities sold	2,992,338
Receivable for Fund shares sold	7,827
Interest receivable	1,360,369
Prepaid expenses and other assets	32,636

Total assets	94,858,273

Liabilities
Dividends payable	130,078
Payable for Fund shares redeemed	16,183
Demand note payable	1,131,437
Advisory fee payable	2,772
Distribution Plan expenses payable	768
Due to other related parties	2,321
Accrued expenses and other liabilities	19,258

Total liabilities	1,302,817

Net assets	$ 93,555,456

Net assets represented by
Paid-in capital	$ 90,337,170
Undistributed net investment income	7,858
Accumulated net realized gains on investments	613,474
Net unrealized gains on investments	2,596,954

Total net assets	$ 93,555,456

Net assets consists of
Class A	$ 6,058,172
Class B	4,603,308
Class C	6,053,313
Class I	76,840,663

Total net assets	$ 93,555,456

Shares outstanding (unlimited number of shares authorized)
Class A	550,843
Class B	418,560
Class C	550,408
Class I	6,986,720

Net asset value per share
Class A	$ 11.00
Class A — Offering price (based on sales charge of 4.75%)	$ 11.55
Class B	$ 11.00
Class C	$ 11.00
Class I	$ 11.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest	$ 1,920,265
Income from affiliate	44,375

Total investment income	1,964,640

Expenses
Advisory fee	164,280
Distribution Plan expenses
Class A	9,067
Class B	22,658
Class C	32,158
Administrative services fee	46,737
Transfer agent fees	9,034
Trustees’ fees and expenses	4,963
Printing and postage expenses	10,627
Custodian and accounting fees	12,727
Registration and filing fees	29,630
Professional fees	9,914
Interest expense	185
Other	2,882

Total expenses	354,862
Less: Expense reductions	(1,364)
Expense reimbursements	(1,511)

Net expenses	351,987

Net investment income	1,612,653

Net realized and unrealized gains or losses on investments
Net realized gains on investments	300,536
Net change in unrealized gains or losses on investments	1,627,691

Net realized and unrealized gains or losses on investments	1,928,227

Net increase in net assets resulting from operations	$ 3,540,880

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income	$ 1,612,653		$ 3,145,030
Net realized gains on investments		300,536		1,235,056
Net change in unrealized gains or
losses on investments		1,627,691		(1,201,675)

Net increase in net assets resulting
from operations		3,540,880		3,178,411

Distributions to shareholders from
Net investment income
Class A		(99,978)		(185,288)
Class B		(58,577)		(118,254)
Class C		(83,269)		(171,615)
Class I		(1,377,220)		(2,669,666)
Net realized gains
Class A		0		(79,086)
Class B		0		(60,849)
Class C		0		(91,765)
Class I		0		(986,351)

Total distributions to shareholders		(1,619,044)		(4,362,874)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	46,139	496,482	190,323	2,110,631
Class B	30,032	326,184	63,797	699,702
Class C	62,205	669,320	249,463	2,758,783
Class I	1,593,821	17,105,804	579,748	6,406,787

		18,597,790		11,975,903

Net asset value of shares issued in
reinvestment of distributions
Class A	6,134	66,317	17,327	189,409
Class B	3,426	37,051	11,740	128,207
Class C	4,575	49,449	15,426	168,585
Class I	64,725	700,013	181,694	1,987,077

		852,830		2,473,278

Automatic conversion of Class B shares
to Class A shares
Class A	0	0	1,573	17,334
Class B	0	0	(1,573)	(17,334)

		0		0

Payment for shares redeemed
Class A	(56,022)	(604,744)	(125,725)	(1,390,617)
Class B	(53,573)	(578,204)	(47,707)	(525,544)
Class C	(136,509)	(1,475,849)	(232,008)	(2,556,623)
Class I	(1,018,044)	(11,040,201)	(1,848,984)	(20,398,022)

		(13,698,998)		(24,870,806)

Net increase (decrease) in net assets
resulting from capital share
transactions		5,751,622		(10,421,625)

Total increase (decrease) in net assets		7,673,458		(11,606,088)
Net assets
Beginning of period		85,881,998		97,488,086

End of period	$ 93,555,456		$ 85,881,998

Undistributed net investment income	$ 7,858		$ 14,249

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,511.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $1,273 from the sale of Class A shares and $5,545 and $689 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $21,959,583 and $16,223,215, respectively, for the six months ended September 30, 2006.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $87,895,161. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,569,942 and $0, respectively, with a net unrealized appreciation of $2,569,942.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the six months ended September 30, 2006, the Fund had average borrowings outstanding of $3,100 (on an annualized basis) at an average rate of 5.96% and paid interest of $185.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adop-

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tion of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTION

On November 21, 2006, the Fund declared distributions from long-term capital gains to shareholders of record on November 20, 2006. The per share amounts payable on November 22, 2006 were as follows:

Long-term
Capital Gains

Class A	$ 0.0759
Class B	$ 0.0759
Class C	$ 0.0759
Class I	$ 0.0759

These distributions are not reflected in the accompanying financial statements.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New York Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

25

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to

26

ADDITIONAL INFORMATION (unaudited) continued

monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies. The Trustees noted that the Fund had experienced relative underperformance over the one-year period ending May 31, 2006, but that the Fund’s relative long-term performance was favorable. EIMC reported to the Trustees that it remained confident in the Fund’s portfolio management team and approach going forward. The Trustees took into account that EIMC expects the Fund’s investment approach to deliver more competitive results against the Fund’s Lipper peer group in the future, since EIMC believes the funds in that peer group tend to have a more total-return orientation.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

27

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

568013 rv3 11/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568013 rv3 11/2006

Evergreen Pennsylvania Municipal Bond Fund

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Bond Fund, covering the six-month period ended September 30, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past six months. Early in the period, investors worried about rapidly rising oil and commodity prices and the effects of the U.S. Federal Reserve Board’s (“Fed”) persistent efforts to raise short-term interest rates to slow the economy. During the second half of the period, though, declining oil and commodity prices encouraged investors, especially after the Fed paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that the slowing housing market might start to be a drag on the general economy.

After growing robustly in the early part of the year, the economic expansion appeared to be decelerating in the second quarter of 2006. Growth in Gross Domestic Product declined to a moderate level of 2.5% for the quarter, and there was growing evidence of a continuing moderation in the economic expansion during the third quarter. Industrial production, for example, declined by 0.6% in September, pulled down by a 2.1% reduction in motor vehicle production. In addition, housing data continued to come in at much weaker levels than those experienced in the previous twelve months. Business investment, especially for technology, remained strong, however, and falling gasoline prices, coupled with solid employment, helped partially offset the weakness in housing.

In both the taxable and tax-exempt markets, fixed income securities generally produced flat results for the first half of the fiscal period before generating strong performance in the last half of the period. As the Fed

LETTER TO SHAREHOLDERS continued

let the influential fed funds rate remain level at 5.25% at the board’s meetings in both August and September, investors took encouragement from evidence that inflationary pressures were receding.

In managing Evergreen’s state municipal bond funds, portfolio management teams emphasized total return and yield. They took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt that met their credit standards.

While challenges and concerns may periodically surface to weigh on investor sentiment, we believe the fundamental backdrop for long-term investors remains solid. As always, we encourage investors to maintain diversified investment strategies, including allocations to tax-advantaged municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of September 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	-1.77%	-2.24%	1.75%	N/A

6-month return w/o sales charge	3.12%	2.76%	2.75%	3.27%

Average annual return*

1-year with sales charge	-1.26%	-1.95%	2.03%	N/A

1-year w/o sales charge	3.67%	3.03%	3.03%	4.06%

5-year	3.19%	3.18%	3.53%	4.49%

10-year	4.46%	4.30%	4.29%	5.23%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of September 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,031.22	$ 3.36
Class B	$ 1,000.00	$ 1,027.56	$ 7.17
Class C	$ 1,000.00	$ 1,027.54	$ 7.17
Class I	$ 1,000.00	$ 1,032.67	$ 2.09
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.76	$ 3.35
Class B	$ 1,000.00	$ 1,018.00	$ 7.13
Class C	$ 1,000.00	$ 1,018.00	$ 7.13
Class I	$ 1,000.00	$ 1,023.01	$ 2.08

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class A, 1.41% for Class B, 1.41% for Class C and 0.41% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18	$ 11.34

Income from investment operations
Net investment income (loss)	0.24	0.48	0.49	0.49	0.52	0.54
Net realized and unrealized gains or losses on investments	0.11	(0.14)	(0.29)	0.04	0.45	(0.16)

Total from investment operations	0.35	0.34	0.20	0.53	0.97	0.38

Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.49)	(0.49)	(0.52)	(0.54)

Net asset value, end of period	$ 11.36	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Total return[1]	3.12%	3.04%	1.73%	4.70%	8.79%	3.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,387	$57,847	$60,367	$68,275	$66,026	$58,010
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.66%[2]	0.67%	0.69%	0.70%	0.65%	0.64%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[2]	0.71%	0.70%	0.70%	0.65%	0.64%
Net investment income (loss)	4.19%[2]	4.22%	4.26%	4.25%	4.48%	4.75%
Portfolio turnover rate	25%	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.21	$ 11.34	$ 11.62	$ 11.57	$ 11.11	$ 11.26

Income from investment operations
Net investment income (loss)	0.19	0.39	0.40	0.41	0.44	0.46
Net realized and unrealized gains or losses on investments	0.12	(0.13)	(0.28)	0.05	0.45	(0.16)

Total from investment operations	0.31	0.26	0.12	0.46	0.89	0.30

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$ 11.32	$ 11.21	$ 11.34	$ 11.62	$ 11.57	$ 11.11

Total return[1]	2.76%	2.32%	1.10%	4.05%	8.10%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,997	$31,415	$36,841	$42,361	$43,463	$34,681
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.41%[2]	1.41%	1.40%	1.40%	1.40%	1.39%
Expenses excluding waivers/reimbursements
and expense reductions	1.41%[2]	1.41%	1.40%	1.40%	1.40%	1.39%
Net investment income (loss)	3.44%[2]	3.48%	3.55%	3.54%	3.72%	3.98%
Portfolio turnover rate	25%	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.23	$ 11.36	$ 11.64	$ 11.59	$ 11.13	$ 11.28

Income from investment operations
Net investment income (loss)	0.19	0.40	0.40	0.41	0.44	0.49
Net realized and unrealized gains or losses on investments	0.12	(0.14)	(0.28)	0.05	0.45	(0.19)

Total from investment operations	0.31	0.26	0.12	0.46	0.89	0.30

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$ 11.34	$ 11.23	$ 11.36	$ 11.64	$ 11.59	$ 11.13

Total return[1]	2.75%	2.32%	1.10%	4.05%	8.10%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,646	$13,431	$13,453	$16,555	$15,470	$10,543
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.41%[2]	1.41%	1.40%	1.40%	1.40%	1.39%
Expenses excluding waivers/reimbursements
and expense reductions	1.41%[2]	1.41%	1.40%	1.40%	1.40%	1.39%
Net investment income (loss)	3.44%[2]	3.47%	3.55%	3.54%	3.72%	3.96%
Portfolio turnover rate	25%	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2006
CLASS I1	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18	$ 11.34

Income from investment operations
Net investment income (loss)	0.25	0.51	0.52	0.53	0.55	0.57
Net realized and unrealized gains or losses on investments	0.11	(0.13)	(0.29)	0.04	0.45	(0.16)

Total from investment operations	0.36	0.38	0.23	0.57	1.00	0.41

Distributions to shareholders from
Net investment income	(0.25)	(0.51)	(0.52)	(0.53)	(0.55)	(0.57)

Net asset value, end of period	$ 11.36	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Total return	3.27%	3.35%	2.03%	5.01%	9.06%	3.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$760,125	$781,411	$777,904	$808,098	$804,277	$794,108
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.41%[2]	0.41%	0.40%	0.40%	0.40%	0.39%
Expenses excluding waivers/reimbursements
and expense reductions	0.41%[2]	0.41%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss)	4.44%[2]	4.47%	4.55%	4.54%	4.73%	5.00%
Portfolio turnover rate	25%	43%	28%	20%	18%	23%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Class I shares.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
AIRPORT 2.6%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$ 5,500,000	$ 5,978,940
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,205,800
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,274,020
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,907,573
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,751,256
5.50%, 07/01/2017	1,250,000	1,340,175

		22,457,764

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026	2,500,000	2,561,425

CONTINUING CARE RETIREMENT COMMUNITY 4.8%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,074,360
6.00%, 10/01/2034	1,400,000	1,497,510
Indiana Hlth. Edl. Facs. Fin. Auth. Hosp. RRB Clarian Hlth. Obl., Group B,
5.00%, 02/15/2023	8,720,000	9,070,457
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,045,254
5.00%, 12/15/2013	1,075,000	1,093,866
5.30%, 12/15/2026	2,120,000	2,158,796
Ser. B, 4.65%, 12/15/2029	4,625,000	4,645,350
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,694,260
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%,
11/15/2017	1,000,000	1,022,500
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,853,569
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,380,868
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,071,880

		41,608,670

EDUCATION 15.8%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	6,075,000	6,211,384
Charleston, SC Edl. Excellence Fin. Corp. RB, ROL RR-II-R-497, 6.65%,
12/01/2025 +	1,615,000	1,855,506
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,083,160
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,031,560
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity
Sooner for Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,408,602
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,083,300
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%,
12/01/2029	1,500,000	1,532,190

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Latrobe, PA IDRB, St. Vincent College Proj.:
5.375%, 05/01/2018	$ 2,635,000	$ 2,721,085
5.375%, 05/01/2024	5,600,000	5,751,144
5.60%, 05/01/2021	1,500,000	1,575,300
5.70%, 05/01/2031	1,500,000	1,574,715
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,676,428
5.25%, 12/01/2024	1,190,000	1,250,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,468,912
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,046,200
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%,
04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	2,084,500
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%,
04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,487,090
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,902,546
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,063,560
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,011,480
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.)	3,000,000	3,136,470
Ursinus College, 5.00%, 01/01/2036, (Liq.: Radian Group, Inc.)	1,500,000	1,561,935
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,582,904
Temple Univ., 5.25%, 04/01/2016	905,000	933,652
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,391,885
5.50%, 01/01/2018	1,000,000	1,079,930
Univ. of Pennsylvania Hlth. Sys., Ser. A, 5.00%, 08/15/2016, (Insd. by
AMBAC)	5,000,000	5,416,200
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,214,380
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,081,810
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,342,874
5.00%, 07/15/2039	5,750,000	5,871,440
5.25%, 07/15/2024	1,000,000	1,048,190
5.40%, 07/15/2036	5,500,000	5,779,400
Pennsylvania Higher Edl. Facs. Auth. RRB:
Temple Univ., Ser. 1:
5.00%, 04/01/2015	6,040,000	6,583,177
5.00%, 04/01/2018	5,000,000	5,440,800
5.00%, 04/01/2020	9,160,000	9,908,555
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,833,020

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	$ 5,000,000	$ 5,386,550
6.00%, 02/01/2017	2,690,000	2,950,446
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,391,102
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	350,000	352,272
6.00%, 10/01/2029	1,500,000	1,531,770
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,884,285
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,353,450
Snyder Cnty., PA Higher Ed. Auth. RB, Susquehanna Univ. Proj., 5.00%,
01/01/2030, (Insd. by CIFG Svcs., Inc.)	3,000,000	3,170,490

		136,045,649

GENERAL OBLIGATION - LOCAL 7.8%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,205,310
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,518,008
5.50%, 04/15/2018	1,000,000	1,080,690
5.50%, 04/15/2019	2,590,000	2,798,987
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,247,837
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,081,988
5.50%, 05/15/2018	2,000,000	2,177,060
5.50%, 05/15/2019	1,500,000	1,632,795
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,522,640
5.50%, 06/01/2016	2,000,000	2,193,600
Easton, PA Area Sch. Dist. GO:
Ser. 2005, 7.50%, 04/01/2021 #	320,000	412,243
Ser. 2006, 7.50%, 04/01/2022 #	6,000,000	7,718,460
Haverford, PA Sch. Dist. GO:
5.25%, 03/15/2017, (Insd. by FSA)	1,000,000	1,117,410
5.50%, 03/15/2018, (Insd. by FSA)	2,250,000	2,580,120
5.50%, 03/15/2019, (Insd. by FSA)	2,200,000	2,537,700
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	918,792
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,094,680
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,090,870
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	723,269
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,764,325
5.625%, 08/01/2019	1,000,000	1,105,730
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,144,762
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	3,000,976

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	$ 4,690,000	$ 4,926,939
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,089,800
5.50%, 03/15/2018	2,585,000	2,828,093
Wyoming, PA Area Sch. Dist. GO, Ser. A, 5.00%, 09/01/2026	5,005,000	5,345,891

		66,858,975

GENERAL OBLIGATION - STATE 12.4%
Pennsylvania GO:
ROL RR-II-R-506, 6.90%, 07/01/2019, (Insd. by FSA & MBIA) +	17,035,000	21,741,259
Ser. 1:
5.00%, 07/01/2015	5,000,000	5,458,600
5.00%, 10/01/2017	2,500,000	2,735,775
5.00%, 10/01/2022 ##	19,185,000	20,721,335
5.00%, 10/01/2024	10,000,000	10,749,600
5.00%, 10/01/2026	7,585,000	8,127,783
Ser. 2:
5.00%, 01/01/2016	10,000,000	10,928,400
6.25%, 07/01/2010	5,000,000	5,468,600
6.25%, 07/01/2011	5,060,000	5,643,266
Pennsylvania Refunding GO, Ser. 3, 5.00%, 09/01/2015	10,000,000	10,854,600
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,421,946

		106,851,164

HOSPITAL 15.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,714,063
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,380,460
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,037,900
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	510,000	519,899
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	1,039,150
5.00%, 06/01/2030	1,000,000	1,029,720
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035,
(Insd. by CIFG Svcs., Inc.)	3,500,000	3,682,280
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,747,092
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj., 5.00%, 10/01/2036	3,600,000	3,711,528
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	760,068
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,197,107
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB:
Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,113,240
Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	1,250,000	1,267,050
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,977,950

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	$ 6,500,000	$ 6,870,305
Maryland Hlth. & Higher Ed. RB, Peninsula Regl. Med. Ctr., 5.00%, 07/01/2036	5,000,000	5,199,300
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	500,000	543,425
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,031,400
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%,
08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,238,500
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,293,492
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,693,706
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,634,256
5.625%, 07/01/2032	1,000,000	1,061,620
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,109,380
Ser. B, 5.875%, 11/15/2021	3,550,000	3,630,230
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,485,543
6.25%, 01/15/2017	4,000,000	4,430,440
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,528,695
5.125%, 05/15/2012	3,555,000	3,694,534
5.125%, 05/15/2018	8,850,000	9,094,968
5.25%, 05/15/2013	3,045,000	3,128,920
5.25%, 05/15/2014	7,390,000	7,681,314
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl.,
6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,276,942
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,885,680
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,044,050
5.00%, 12/01/2029	1,500,000	1,568,385
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,541,575
6.25%, 06/01/2022	1,750,000	1,925,420

		136,769,587

HOUSING 2.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	710,000	738,876
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,035,000	1,075,127
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,290,160
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,470,840
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,394,795
Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,674,035

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	$ 2,615,000	$ 2,852,625
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by
FHLMC, FNMA & GNMA)	1,000,000	1,019,100

		24,515,558

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A,
4.70%, 03/01/2019	11,000,000	10,989,330
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022,
(Gtd. by Waste Mgmt., Inc.)	6,400,000	6,461,312
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A,
4.70%, 11/01/2021	7,500,000	7,609,125
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,882,308
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,133,440

		35,075,515

LEASE 4.6%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,888,728
5.25%, 12/01/2024	8,485,000	8,876,158
Middle Bucks, PA Area Vocational Tech. Sch. Auth RB, Institute of Tech., 5.00%,
02/15/2029	3,175,000	3,370,072
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,007,126
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,797,711
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,355,720
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,417,552
State Pub. Sch. Bldg. Auth., Pennsylvania Sch. RB, Sch. Dist. Haverford Proj.:
5.25%, 03/15/2023	2,605,000	2,850,756
5.25%, 03/15/2024	3,290,000	3,594,983
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. by FGIC)	2,890,000	3,143,829
5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,312,884

		39,615,519

MISCELLANEOUS REVENUE 8.9%
Commonwealth Fin. Auth. Pennsylvania RB, Ser. A:
5.00%, 06/01/2022, (Insd. by MBIA)	10,000,000	10,711,000
5.00%, 06/01/2025, (Insd. by FSA)	9,215,000	9,871,200
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%,
01/01/2025	4,000,000	3,805,960
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,500,000	23,992,585
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,258,680
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,563,738

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	$ 8,500,000	$ 9,336,400
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,713,504
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,091,030
5.50%, 04/15/2017	1,000,000	1,084,250
5.50%, 04/15/2020	925,000	1,002,931
5.50%, 04/15/2022	500,000	539,535
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,762,223
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,760,368
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,131,620

		76,625,024

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,165,960
5.50%, 03/01/2017	3,750,000	4,050,037
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj.,
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,708,282

		9,924,279

PRE-REFUNDED 8.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,588,973
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,572,873
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,180,540
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,601,614
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017	5,000,000	5,350,750
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,915,592
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,604,957
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	1,000,000	1,089,370
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,062,140
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,473,919
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	10,000	10,476
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,605,000	1,806,444
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,135,000	1,188,186
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,739,696
5.75%, 10/01/2017	3,270,000	3,646,671
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by
FGIC)	8,500,000	9,973,560
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012,
(Insd. by MBIA)	1,610,000	1,762,274

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	$ 500,000	$ 501,010
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	850,000	975,622
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	9,000,984
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,730,000	1,809,511
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,992,761
ETM, 5.375%, 05/15/2028	1,620,000	1,740,884

		70,588,807

RESOURCE RECOVERY 0.5%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,678,925
Ser. G, 5.125%, 12/01/2015	2,000,000	2,002,600

		4,681,525

SPECIAL TAX 2.6%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,181,358
Ser. B, 6.40%, 12/15/2018	2,340,000	2,542,106
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Tax RB, Ser. B:
5.00%, 07/01/2017	2,000,000	2,140,080
5.00%, 07/01/2018	3,250,000	3,468,205
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Tax RRB, Ser. C, 5.50%,
07/01/2021	5,000,000	5,823,350
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	1,000,000	1,033,120
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,034,050
5.50%, 10/01/2018	500,000	516,000
5.50%, 10/01/2022	1,000,000	1,031,610
5.625%, 10/01/2025	2,250,000	2,326,928

		22,096,807

TRANSPORTATION 3.0%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,082,130
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%,
05/15/2022	2,000,000	2,156,760
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,347,859
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030,
(Insd. by ACA)	1,000,000	1,066,510
Pennsylvania Turnpike Commission RB, Ser. A:
5.00%, 12/01/2026, (Insd. by AMBAC)	1,500,000	1,605,585
5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,208,720
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,976,586
5.625%, 06/01/2014	3,595,000	3,922,756
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,711,557
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,610,600

		25,689,063

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.2%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by
MBIA)	$ 825,000	$ 884,326
Allegheny Cnty., PA Sanitation Auth. Sewer RRB:
5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,254,616
Ser. A, 5.00%, 12/01/2021, (Insd. by MBIA)	5,000,000	5,360,600
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,752,674
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,537,280
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by
AMBAC)	3,100,000	3,391,276
University of Pittsburgh, Pennsylvania RB, Area Joint Sewer Auth., 5.25%,
11/01/2014, (Insd. by MBIA)	4,355,000	4,807,964
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,867,002
5.25%, 07/01/2009	1,370,000	1,404,825

		27,260,563

Total Investments (cost $818,458,128) 98.8%		849,225,894
Other Assets and Liabilities 1.2%		9,929,694

Net Assets 100.0%		$ 859,155,588

+	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at
September 30, 2006.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation
EDA	Economic Development Authority	HFA	Housing Finance Authority
EDFA	Economic Development Finance Authority	IDA	Industrial Development Authority
EDRB	Economic Development Revenue Bond	IDRB	Industrial Development Revenue Bond
ETM	Escrow to Maturity	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	RB	Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	ROL	Residual Option Longs
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2006:
Pennsylvania	85.5%
South Carolina	4.9%
Puerto Rico	2.7%
Indiana	1.1%
Virgin Islands	1.1%
Virginia	1.0%
Maryland	0.8%
District of Columbia	0.7%
Georgia	0.7%
Florida	0.6%
New Jersey	0.4%
Nevada	0.3%
Delaware	0.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2006:
AAA	52.3%
AA	21.9%
A	11.6%
BBB	10.1%
NR	4.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2006:
1 to 3 year(s)	3.1%
3 to 5 years	8.6%
5 to 10 years	24.8%
10 to 20 years	45.8%
20 to 30 years	17.0%
Greater than 30 years	0.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $818,458,128)	$ 849,225,894
Receivable for securities sold	11,381,744
Receivable for Fund shares sold	184,477
Interest receivable	12,122,674
Prepaid expenses and other assets	18,620

Total assets	872,933,409

Liabilities
Dividends payable	2,952,901
Payable for securities purchased	8,039,095
Payable for Fund shares redeemed	255,556
Due to custodian bank	2,423,596
Advisory fee payable	17,676
Distribution Plan expenses payable	2,354
Due to other related parties	13,551
Accrued expenses and other liabilities	73,092

Total liabilities	13,777,821

Net assets	$ 859,155,588

Net assets represented by
Paid-in capital	$ 842,049,872
Overdistributed net investment income	(222,108)
Accumulated net realized losses on investments	(13,439,942)
Net unrealized gains on investments	30,767,766

Total net assets	$ 859,155,588

Net assets consists of
Class A	$ 58,387,253
Class B	27,997,375
Class C	12,646,081
Class I	760,124,879

Total net assets	$ 859,155,588

Shares outstanding (unlimited number of shares authorized)
Class A	5,137,781
Class B	2,472,543
Class C	1,114,881
Class I	66,893,873

Net asset value per share
Class A	$ 11.36
Class A — Offering price (based on sales charge of 4.75%)	$ 11.93
Class B	$ 11.32
Class C	$ 11.34
Class I	$ 11.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)

Investment income
Interest	$ 20,935,857
Income from affiliate	48,783

Total investment income	20,984,640

Expenses
Advisory fee	1,079,563
Distribution Plan expenses
Class A	85,309
Class B	145,873
Class C	65,181
Administrative services fee	431,310
Transfer agent fees	44,655
Trustees’ fees and expenses	10,668
Printing and postage expenses	19,556
Custodian and accounting fees	113,249
Registration and filing fees	26,272
Professional fees	23,233
Interest expense	4,928
Other	13,591

Total expenses	2,063,388
Less: Expense reductions	(7,626)
Expense reimbursements	(14,218)

Net expenses	2,041,544

Net investment income	18,943,096

Net realized and unrealized gains or losses on investments
Net realized gains or losses:
Securities	6,501,149
Interest rate swap transactions	(105,720)

Net realized gains on investments	6,395,429
Net change in unrealized gains or losses on investments	2,477,205

Net realized and unrealized gains or losses on investments	8,872,634

Net increase in net assets resulting from operations	$ 27,815,730

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006		Year Ended
	(unaudited)		March 31, 2006

Operations
Net investment income	$ 18,943,096		$ 39,601,934
Net realized gains on investments		6,395,429		2,849,378
Net change in unrealized gains or
losses on investments		2,477,205		(12,839,548)

Net increase in net assets resulting
from operations		27,815,730		29,611,764

Distributions to shareholders from
Net investment income
Class A		(1,196,361)		(2,514,876)
Class B		(508,220)		(1,201,238)
Class C		(227,076)		(467,898)
Class I		(17,197,352)		(35,196,463)

Total distributions to shareholders		(19,129,009)		(39,380,475)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	497,722	5,595,362	842,938	9,555,905
Class B	84,862	952,700	170,993	1,914,936
Class C	44,166	494,880	157,520	1,784,122
Class I	2,533,802	28,429,418	7,094,777	80,373,953

		35,472,360		93,628,916

Net asset value of shares issued in
reinvestment of distributions
Class A	56,066	629,711	117,893	1,344,768
Class B	27,063	302,861	64,224	729,958
Class C	11,822	132,554	25,902	294,892
Class I	26,732	300,143	57,808	659,012

		1,365,269		3,028,630

Automatic conversion of Class B
shares to Class A shares
Class A	129,483	1,452,218	172,129	1,958,928
Class B	(129,946)	(1,452,218)	(172,756)	(1,958,928)

		0		0

Payment for shares redeemed
Class A	(687,929)	(7,725,020)	(1,295,490)	(14,769,142)
Class B	(312,489)	(3,498,038)	(508,423)	(5,772,396)
Class C	(137,398)	(1,541,945)	(171,524)	(1,952,843)
Class I	(5,143,273)	(57,708,059)	(6,042,436)	(68,855,426)

		(70,473,062)		(91,349,807)

Net increase (decrease) in net assets
resulting from capital share
transactions		(33,635,433)		5,307,739

Total decrease in net assets		(24,948,712)		(4,460,972)
Net assets
Beginning of period		884,104,300		888,565,272

End of period	$ 859,155,588		$ 884,104,300

Overdistributed net investment income	$ (222,108)		$ (36,195)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,218.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2006, EIS received $4,385 from the sale of Class A shares and $52,505 and $1,036 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $211,159,136 and $251,916,628, respectively, for the six months ended September 30, 2006.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $818,461,428. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,938,817 and $174,351, respectively, with a net unrealized appreciation of $30,764,466.

As of March 31, 2006, the Fund had $19,832,071 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2008	2009	2012	2013	2014

$281,543	$15,348,753	$1,869,064	$1,438,502	$894,209

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the six months ended September 30, 2006, the Fund had average borrowings outstanding of $85,105 (on an annualized basis) at an average rate of 5.79% and paid interest of $4,928.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted that during the previous year it had implemented steps intended to enhance the Fund’s total return consistent with the Fund’s investment objective and policies, and that the performance of the Fund’s Class A shares had improved relative to the Fund’s peer group for the one-year period ended May 31, 2006 compared to the preceding three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

568014 rv3 11/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568014 rv3 11/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: November 28, 2006